Leases - Schedule of Company's Operating and Finance Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Lease
2023		$ 173
2024		109
2025		109
2026		26
2027		0
Thereafter		0
Total undiscounted lease payments		417
Less: imputed interest		(44)
Total lease liabilities		373
Less: current portion	$ (3)	(140)	$ (55)
Non-current lease liabilities—December 31, 2022	6	233	67
Operating Lease
2023		2,718
2024		2,781
2025		2,845
2026		2,806
2027		2,557
Thereafter		2,835
Total undiscounted lease payments		16,542
Less: imputed interest		(4,845)
Total lease liabilities		11,697
Less: current portion	(1,490)	(1,375)	(1,166)
Non-current lease liabilities—December 31, 2022	$ 9,543	$ 10,322	$ 11,696